Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

12. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31, 2011	December 31, 2010
Available-for-sale equity securities	9	11
Held-for-trading equity securities	7	7
Long-term State receivables	366	286
Long-term receivables from third parties	12	19
Prepaid for pension	1	4
Derivative instruments designated as cash flow-hedge	—	6
Deposits and other non-current assets	37	23

Total	432	356

Long-term State receivables include receivables related to funding and receivables related to tax refund. Funding are mainly public grants to be received from governmental agencies in Italy and France as part of long-term research and development, industrialization and capital investment projects. Long-term receivables related to tax refund correspond to tax benefits claimed by the Company in certain of its local tax jurisdictions, for which collection is expected beyond one year.